BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2024
BUSINESS ACQUISITION
BUSINESS ACQUISITION

NOTE 28 – BUSINESS ACQUISITION

The main acquisitions in 2024 are detailed below:

1.)  TSMA

On September 14, 2024, the Company signed a share exchange and transfer agreement with EHM, controlling Company of TSMA and Ver TV, companies that provide TIC internet Access and TV services in some cities along the Province of Buenos Aires.

After said share exchange and transfer, Telecom Argentina holds 100% of its current subsidiary TSMA (previous direct/indirect interest in capital stock and votes was 50.1%), and EHM holds 100% of Ver TV, in which Telecom Argentina had a 49%. Additionally, to the share exchange, the Company received US$5.5 million (US$ 2.5 million upon signing the agreement and US$ 3 million payable in seven semi - annual installments) for the transfer of shares. As of December 31, 2024, the Company has an outstanding receivable of $4,264 million, within Other current receivables ($1,316 million) and non-current ($2,948 million), respectively.

The Company, applying the guidelines of IFRS 3 (for a business combination in stages and the determination of the consideration transferred of non-monetary assets), has determined the fair value of the interest it held immediately before the exchange of shares. For this transaction, the Company recognized a loss of $4,535 million, included in “Earnings (losses) from associates and joint ventures” line of the income statement.

The Company’s management has made a preliminary determination of the fair value of the assets acquired and liabilities assumed (net assets) of TSMA at the acquisition date, plus the compensation received of US$5.5 million and from the comparison with the consideration paid (interest in Ver TV) has determined a goodwill.

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exchange of interest:

	(In current at the	(In current currency as
Purchase consideration	acquisition date)	of September 30, 2025)
Fair value of the interest in Ver TV	13,580	18,513
Compensation receivable	(3,435)	(4,683)
Compensation collect in cash	(2,862)	(3,902)
Total	7,283	9,928

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of September 30, 2025)
Cash and cash equivalents	43	59
Investment	3,364	4,586
Trade receivables	635	866
PP&E (1)	9,223	12,571
Intangible asset (2)	1,392	1,898
Trade payables	(1,242)	1,694
Other assets / liabilities, net	(3,224)	(4,393)
Net identifiable assets acquired	10,191	13,893
Less: Fair value of previous interest in TSMA (50.1%)	(7,312)	(9,968)
Add: goodwill	4,404	6,003
Total	7,283	9,928

(1)	PP&E: For the determination of fair values, the following approaches were used: a) the market approach (comparative sales) for real estate and vehicles (fixed assets that have a second-hand market) and b) the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence) for the rest of the fixed assets.
(2)	Correspond to the Customer relationship, for the determination of fair values, were used the income approach (discounted cash flow method).

Revenue and profit contribution

The acquired business contributed revenues of $8,791 million and net income of $404 million for the period from September 1, 2024 to December 31, 2024.

2)  Naperville and Saturn

On October 8, 2023, our subsidiary Televisión Dirigida entered into two call option agreements with the shareholder of Naperville and Saturn (companies incorporated in the state of Delaware, USA), for 100% of their equity interests and voting rights. These companies have a shareholding that represents approximately 76.63% and 23.37%, respectively, of the share capital and voting rights of Manda S.A., which in turn is the sole shareholder and owns 100% of RISSAU’s share capital and votes, an operating company whose main activity is the installation and operation of broadcasting services.

Additionally, Televisión Dirigida entered into one call option agreement with the minority shareholders of Manda S.A for 100% of their equity interests and voting rights in such company, which represent 0.007%.

The agreed prices amount to an aggregate of approximately US$42 million, of which Televisión Dirigida paid an option premium of US$5 million ($1,750 million stated at the exchange rate prevailing on the transaction date).

2.1)  Exercise call option Naperville

On May 20, 2024, the subsidiary Televisión Dirigida partially exercised the call option to purchase 51% of Naperville.

The transaction price amounted to US$ 16.4 million ($14,583 million stated at the exchange rate prevailing on the transaction date), which shall be settled as follows: a) US$ 3.8 million, $ 3,403 million stated at the exchange rate prevailing on the transaction date has been paid as an option premium on the date of execution of the Option Agreement dated October 4, 2023, b) US$ 12.6 million for the partial acquisition of 51%, of which US$ 6 million -$ 5,333 million stated at the exchange rate prevailing on the transaction date- was paid within 48 hours of signing date, and US$ 6.6 million -$5,847 million stated at the exchange rate prevailing on the transaction date- cancelled on July 31, 2024.

Additionally, on the same day, Televisión Dirigida also exercised the call option for US$ 3,108 to purchase all the shares held by minority shareholders in Manda, which represent 0.007% of the capital stock and votes of said company.

The Company’s management has made a preliminary determination of the fair value of the assets acquired and liabilities assumed (net assets) at the acquisition date, and from the comparison with the consideration paid has determined a goodwill.

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exercise of the call option for 51% of Naperville:

	(In current at	(In current currency as
Purchase consideration	the acquisition date)	of September 30, 2025)
Call option	3,403	5,479
Cash Paid	11,180	17,995
Total	14,583	23,474

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of September 30, 2025)
Cash and cash equivalents	642	1,033
Investment	1,613	2,597
Trade receivables	420	676
PP&E (1)	2,019	3,248
Intangible assets (2)	1,643	2,645
Trade payables	(1,343)	(2,161)
Other assets / liabilities, net	(2,706)	(4,266)
Net identifiable assets acquired	2,288	3,772
Less: non-controlling interests	(1,394)	(2,297)
Add: goodwill	13,689	21,999
Net assets acquired	14,583	23,474

(1)	PP&E: For the determination of fair values, were used the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence).
(2)	Correspond to the Customer relationship, for the determination of fair values, the income approach (discounted cash flow method).

Revenue and profit contribution

The acquired business contributed revenues of $8,966 million and net income of $3,752 million for the period from May 1, 2024 to December 31, 2024.

2.2) Transaction non-controlling interest

On July 17, 2024, Televisión Dirigida exercised the call option to purchase the remaining shares, accounting for 49% of Naperville for US$ 15.8 million.

Also, on that same day, the Company exercised the call option to purchase 100% of Saturn for US$9.8 million (including US$1.2 million of a premium for the Saturn call option, which the Company retained, to be deducted from said price).

After these acquisitions, Televisión Dirigida holds 100% ownership of Naperville, Saturn, Manda, and RISSAU as of December 31, 2024.

As of December 31, 2024, Televisión Dirigida paid 100% of the amounts established for both acquisitions.

This operation represents a transaction between controlling and non-controlling shareholders in the consolidated financial statements. Therefore, the Company recorded a $3,035 million adjustment to the non-controlling interest balance as of December 31, 2024 and the difference arising from the total purchase price of $32,080 million was recorded in “Other comprehensive income” under Equity attributable to controlling shareholders as of that date, as provided under IFRS 10.